Convertible Preferred Stock and Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Summary of temporary equity
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of June 30, 2021 and December 31, 2020 is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	145,560,097	$0.39148	119,744,594	$46,878
Series B	114,646,041	$0.48846	105,154,241	$51,364
Series C	76,070,076	$0.51400	69,737,402	$35,845

Total	336,276,214		294,636,237	$134,087

The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	145,560,097	$0.39148	119,744,594	$46,878
Series B	114,646,041	$0.48846	105,154,241	$51,364
Series C	76,070,076	$0.51400	69,737,402	$35,845

Total	336,276,214		294,636,237	$134,087

Summary of Company's stock option activity
A summary of the Company’s stock option activity under the Plan is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	40,251,144	$0.14	6.6	$3,806
Granted	450,000	0.23	9.6
Exercised	(160,000)	0.09	4.5
Cancelled	(346,563)	0.13	7.4

Outstanding at June 30, 2021	40,194,581	$0.14	6.1	$21,033

Vested and exercisable at June 30, 2021	28,704,052	$0.11	5.0	$15,669

A summary of the Company’s stock option activity under the Plan is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	30,738,629	$0.11	6.3	$738
Granted	12,507,500	0.18	9.5
Exercised	(1,153,184)	0.09	4.6
Cancelled	(1,841,801)	0.13	6.4

Outstanding at December 31, 2020	40,251,144	$0.14	6.6	$3,806

Vested and exercisable at December 31, 2020	27,039,366	$0.11	5.3	$3,192

Summary of fair value of stock option grants using Black-Scholes option pricing model	The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Six Months Ended June 30,
	2021	2020

Risk-free interest rate	0.7%	0.5% - 1.0%
Expected volatility	90%	87% - 89%
Expected term (in years)	6.1	5.3 - 6.1
Expected dividend yield	0%	0%
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.3% - 1.0%	1.4 - 2.4%
Expected volatility	87% - 93%	84% - 87%
Expected term (in years)	5.3 - 6.1	6.1
Expected dividend yield	0%	0%

Summary of Common stock reserved for future issuance
Common stock reserved for future issuance consists of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Convertible preferred stock	294,636,237	294,636,237
Stock options issued and outstanding	40,194,581	40,251,144
Preferred stock warrants issued and outstanding	1,118,677	729,572
Authorized for future stock awards or option grants	1,273,525	1,376,962

Total	337,223,020	336,993,915

Common stock reserved for future issuance consists of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Convertible preferred stock	294,636,237	294,636,237
Stock options issued and outstanding	40,251,144	30,738,629
Preferred stock warrants issued and outstanding	729,572	729,572
Authorized for future stock awards or option grants	1,376,962	12,042,661

Total	336,993,915	338,147,099